MFA 2025-NQM5 Trust ABS-15G

Exhibit 99.07 - Schedule 4

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Final Overall Event Level	Fitch Final Overall Rating	Moodys Final Overall Rating	Kroll Final Overall Rating	DBRS Final Overall Rating	S&P QM/ATR Designation	Fitch QM/ATR Designation	Moody's QM/ATR Designation	Kroll QM/ATR Designation	DBRS QM/ATR Designation	Amortization Type	Initial Application Date	Originator DTI (ASF)	DTI	Points/Fees Total	Points/Fees Total without reductions resulting from 'bona fide discount points'	Rate Lock Date	Residual Income	GSE Eligible	Case ID / LP AUS Key	APR	Borrower Employment Status	Co-Borrower Employment Status	Borrower 3 Employment Status	Borrower 4 Employment Status	Borrower Residency Status	Co-Borrower Residency Status	Borrower 3 Residency Status	Borrower 4 Residency Status	Qualifying Interest Rate	APOR (if applicable)
44879	XXX	2	B	B	B	B	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	5/1 or 5/6 mos. ARM	XX/XX/XXXX					XX/XX/XXXX		No		X.XXX%	XXX	XXX			XXX	XXX			6.8750%
48518	XXX	1	A	A	A	A	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	5/1 or 5/6 mos. ARM	XX/XX/XXXX	45.8700	45.87%	28951.16	28951.16	XX/XX/XXXX	7843.32	No		X.XXX%	XXX				XXX				5.8750%	X.XXX%